Loans Receivable, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long term loan receivable	¥ 34,910
Securities received as collateral	508,600		¥ 525,200
Loan receivables past due	105,029	$ 15,086
Loan receivables	654,060	$ 93,949	¥ 620,219
Third Parties
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables past due	206,300
other investors
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables	¥ 100,700
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan interest rate	4.00%	4.00%
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan interest rate	18.00%	18.00%